RELATED PARTY TRANSACTIONS (Detail) (USD $)	9 Months Ended		12 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Officer [Member]	Sep. 30, 2012 Officer [Member]	Dec. 31, 2010 Officer [Member]	Sep. 30, 2012 Officer 2 [Member]	Dec. 31, 2011 Officer 2 [Member]	Dec. 31, 2010 Officer 2 [Member]	Jun. 30, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Jun. 30, 2012 Related Party Promissory Note [Member]	Jun. 30, 2012 Related Party Promissory Note [Member]	Jun. 30, 2012 Additional Related Party Contributions [Member]	Jun. 30, 2012 Additional Related Party Contributions [Member]
Debt Instrument, Interest Rate Terms					8% per annum if not paid promptly upon demand									0%
Notes Payable, Related Parties, Current			$ 42,301	$ 34,201	$ 34,201	$ 0	$ 34,201	$ 0	$ 8,100	$ 0
Debt Instrument, Interest Rate, Stated Percentage						8.00%		8.00%	8.00%
Interest Payable, Current									72
Loan to Affiliate												9,800
Accounts Receivable, Related Parties, Current	16,450		24,800	15,000								24,800
Proceeds from Related Party Debt	110,557	3,500	8,100											100,000		5,044
Repayments of Related Party Debt	156,108												100,000		5,044
Provision for Doubtful Accounts	$ 24,800										$ 24,800